UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21073

Bragg Capital Trust

(Exact name of registrant as specified in charter)

100 Queens Road Charlotte, NC 28204

(Address of principal executive offices)

(Zip code)

100 Queens Road Charlotte, NC 28204

(Name and address of agent for service)

Registrant's telephone number, including area code:  704-714-7711

Date of fiscal year end:

May 31

Date of reporting period:

November 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Queens Road Small Cap Value Fund

Queens Road Value Fund

Each a series of the

Bragg Capital Trust

November 30, 2006

Board of Trustees

Benton Bragg

Steve Scruggs

Phil Blount

Tim Ignasher

Chris Brady

Harold Smith

Investment Adviser

Bragg Financial Advisors, Inc.

100 Queens Road

Charlotte, NC 28204

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd, Suite C

Brecksville, Ohio 44141

Custodian

US Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH  45201

Independent Auditors

Cohen Fund Audit Services Ltd

826 Westpoint Parkway Suite 1250

Westlake, Ohio 44145

Shares of the Queens Road Value and Queens Road Small Cap Value Fund are distributed by Queens Road Securities, L.L.C, an affiliate of the Investment Adviser. This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.  The Funds’ prospectus contains more complete information about the objectives, policies, expenses and risks of the Funds.  The Funds are not bank deposits, not FDIC insured and may lose value.  Please read the prospectus carefully before investing or sending money.

This report contains certain forward looking statements which are subject to known and unknown risks and uncertainties that could cause actual results to differ materially from those expressed or implied by such statements.  Forward looking statements generally include words such as “believes”, “expects”, “anticipates” and other words of similar import.  Such risks and uncertainties include, among other things, the Risk Factors noted in the Funds’ filings with the Securities and Exchange Commission.  The Funds undertake no obligation to update any forward looking statement.

Dear Fellow Shareholders:

Stocks posted strong gains during the six months ending 11/30/06, the first half of our fiscal year. Continued economic growth, low interest rates and low unemployment contributed to the strong corporate profit expansion we've been enjoying since 2002. The S&P 500 has posted earnings growth of 18%, 19% and 20% for each of the past three years ending 9/30, well above long-term average growth rate of 7%. For the first nine months of 2006, after-tax corporate profit margins were 10.1% of GDP, the highest ever. They surpassed 9% for the first time in 2005; the record prior to that was 8.9% in 1929! That said, we would not be surprised if profit margins and earnings growth were to revert to more usual levels over the next few years. With stock prices at their current levels it's harder to find investments that meet our disciplined valuation criteria and you will note that our cash levels may be higher than in the past. As we continue to analyze both our current holdings and potential investments, it appears current market valuations are assuming continued above average revenue growth and above average profit margins. While we love seeing great earnings growth, we realize that earnings are cyclical, sometimes they grow faster than average and sometimes slower. This is why when valuing stocks we normalize revenue growth and margins to take this cyclicality into account. In times like these our portfolio may appear too conservative, however, as Warren Buffet has said "You don't know who is swimming naked until the tide goes out…".

If you have any questions about our investment philosophy or process, please feel free to give us a call.

A final note: One of our trustees, Rob Carter, has resigned from our board. He recently took a position with a major bank whose internal policies prohibit him from serving on the board of a registered investment company. We wish Rob well in his new position and will miss his guidance and advice.

As always we appreciate your continued support.

Sincerely,

Steve Scruggs, CFA

/Benton Bragg, CFA

President

Chairman

Queens Road Value Fund

Management Discussion

Below is the month-by-month performance of the Queens Road Value Fund, as well as the performance for the Russell 1000 Value Index and the S&P 500 Index. The Value Fund was up 10.52% for the sixth month period ending November 30, 2006. This was less than the 12.92% return for the Russell 1000 Value Index and the 11.33% posted by the S&P 500.

Although the fund trailed its benchmark, it was up over 10.5% for the 6 month period. The fund's manager employs a strategy that attempts to invest in high quality companies with undervalued stock prices. Management believes that during the period this report covers, lower quality companies, in general, outperformed higher quality ones. This may explain the fund's relative underperformance.

	QRVLX	Russell 1000 Value	S&P 500
June 2006	-0.28	0.64	0.14
July 2006	1.77	2.43	0.62
August 2006	1.53	1.67	2.38
September 2006	2.88	1.99	2.58
October 2006	1.86	3.27	3.26
November 2006	2.35	2.28	1.90

6 Months	10.52	12.92	11.33

Past performance should not be considered as representative of future gains or losses from an investment in the fund.  Returns for the fund, the Russell 1000 Value Index and the S&P 500 Index assume reinvestment of all dividends and do not include any impact taxes may or would have on returns.  The source for index returns is Morningstar Principia Pro 12/31/2006 release.

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Queens Road Value Fund

			Schedule of Investments
			November 30, 2006 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Accident & Health Insurance
1,000	Aflac, Inc.	$ 44,140	0.59%

Advertising Agencies
250	Omnicom Group, Inc.	25,540	0.34%

Aerospace & Defense
525	Alliant Techsystems, Inc. *	40,588
160	Boeing Co.	14,165
600	United Technologies Corp.	38,718
		93,471	1.25%
Apparel & Accessories
800	Liz Claiborne, Inc.	34,200
1,000	V.F. Corp.	78,390
		112,590	1.50%

Beverages
830	Brown Forman Corp.	57,644	0.77%

Banks
1,400	Bank of America Corp.	75,390	1.01%

Broadcasting & Cable TV
490	CBS Corp. Class B	14,578
2,800	Echostar Communications Corp. *	100,828
		115,406	1.54%

Computer Hardware
5,300	Dell, Inc. *	144,372
2,600	Hewlett Packard Co.	102,596
		246,968	3.30%

Computer Storage & Peripherals
10,000	EMC Corp.	131,100
600	Lexmark International, Inc. *	41,388
2,500	Seagate Technology	64,400
		236,888	3.16%

Construction Materials
337	Florida Rock Industries, Inc.	15,178	0.20%

Data Processing Services
2,495	Electronic Data Systems Corp.	67,714	0.90%

Diversified Financial Services
2,600	Citigroup Corp.	128,934	1.72%

Electric Utilities
2,400	Duke Power Co.	76,128
700	Exelon Corp.	42,511
3,000	Northeast Utilities	84,090
1,700	Progress Energy, Inc.	81,209
1,865	Southern Co.	67,606
		351,544	4.69%
Environmental Services
1,500	Waste Connections, Inc. *	60,525	0.81%

Fertilizers & Agricultural Chemicals
1,800	Scotts Miracle-Gro Co.	89,046	1.19%

Financials-Asset Management & Custody Banks
2,900	T. Rowe Price Associates, Inc.	125,657	1.68%

Fire Marine & Casualty Insurance
2,900	Progressive Corp.	65,395	0.87%

General Merchandise Stores
1,950	Dollar Tree Stores, Inc. *	58,520	0.78%

Health Care Distributors & Services
800	Wellpoint Health Networks, Inc. *	60,536	0.81%

Health Care Equipment
1,500	Medtronic, Inc.	78,195	1.04%

Housewares & Specialties
3,300	Community Health Systems, Inc. *	115,500	1.54%

Household Products
1,100	Clorox Co.	70,400	0.94%

Housewares & Specialties
1,380	Fortune Brands, Inc.	111,642	1.49%

Investment Banking & Brokerage
945	Morgan Stanley Group, Inc.	71,971	0.96%

Industrial Conglomerates
3,650	Tyco Laboratories, Inc.	110,559	1.48%

Industrial Instruments for Measurement, Display and Control
1,150	Danaher Corp.	84,088	1.12%

Industrial Machinery
3,000	Ingersoll Rand Co. Ltd.	117,030	1.56%

Insurance Brokers
2,250	Brown & Brown, Inc.	65,250	0.87%

Insurance Agents, Brokers and Services
2,500	Marsh & Mclennan Cos., Inc.	78,550	1.05%

Integrated Oil & Gas
1,700	Exxon Mobil Corp.	130,577	1.74%

Integrated Telecommunication Services
1,290	Alltel Corp.	73,195
2,584	AT&T, Inc.	87,623
2,600	Century Telephone Enterprises, Inc.	110,630
900	China Netcom Group Corp.	36,000
		307,448	4.11%

Internet Software & Services
6,000	Intel Corp.	128,400	1.71%

Leisure Products
2,700	Hasbro, Inc.	72,225	0.96%

Property & Casualty Insurance
6,063	Aegon NV	110,104
3,500	Conseco, Inc. *	69,615
2,035	Metlife, Inc.	119,515
1,300	Torchmark Corp.	82,186
		381,420	5.09%

Movies & Entertainment
4,500	News Corp.	92,700
5,500	Time Warner, Inc.	110,770
490	Viacom, Inc. Class B *	18,380
		221,850	2.96%

Multi-Sector Holdings
5,200	Leucadia National Corp.	143,468	1.92%

Multi-Utilities
2,100	WPS Resources Corp.	109,809	1.47%

Multi-Line Insurance
1,140	American International Group, Inc.	80,165	1.07%

Networking Equipment
4,000	Motorola, Inc.	88,680	1.18%

Oil & Gas Exploration & Production
200	Apache Corp.	13,986	0.19%

Packaged Foods
4,670	Unilever NV	123,708	1.65%

Personal Products
1,375	Alberto Culver Co. Class B	27,596	0.37%

Pharmaceuticals
2,000	Glaxo Smithkline PLC	106,260
1,850	Johnson & Johnson	121,934
2,320	Merck & Co., Inc.	103,263
4,000	Pfizer, Inc.	109,960
		441,417	5.89%

Publishing & Printing
420	Gannett, Inc.	24,998
1,800	John Wiley & Sons	71,604
		96,602	1.29%

Regional Banks
1,700	BOK Financial Corp.	91,613
2,650	National City Corp.	95,665
		187,278	2.50%

Real Estate Investment Trusts
745	Simon Property Group	75,975	1.01%

Reinsurance
2,100	Renaissance RE Holdings	123,648	1.65%

Restaurants
1,825	McDonalds Corp.	76,595	1.02%

Retail-Retail Stores
1,375	Sally Beauty Holdings, Inc.	12,733	0.17%

Security Brokers, Dealers & Flotation Companies
1,000	Legg Mason, Inc.	95,360	1.27%

State Commercial Banks
1,650	Fifth Third Bancorp	65,060	0.87%

Services-Prepackaged Software
1,000	Microsoft Corp.	29,360
3,000	Symantec Corp.	63,660
		93,020	1.24%
Telephone Communications
1,333	Windstream Corp.	18,582	0.25%

Trading Companies & Distributors
700	Grainger W.W., Inc.	50,652	0.68%

Wireless Telecommunication Services
1,586	America Movil S.A. DE C.V.	70,529	0.94%

Total for Common Stock (Cost - $5,372,779)		6,171,054	82.40%

CASH AND EQUIVALENTS
1,303,321	First American Prime Obligation Fund CL A 4.60% **	1,303,321	17.41%

	Total Investments	7,474,375	99.80%
	(Cost $ 6,676,100)

	Other Assets Less Liabilities	15,182	0.20%

	Net Assets - 100.00%	$ 7,489,557	100.00%

* Non Income producing security
** Variable rate security; the coupon rate shown represents the rate at November 30, 2006.

Queens Road Value Fund

Statement of Assets and Liabilities
November 30, 2006 (Unaudited)

Assets
Investment Securities at Market Value	$ 7,474,375
(Cost $ 6,676,100)
Receivables:
Dividends and Interest	20,753
Total Assets	7,495,128

Liabilities
Due to Advisor	5,571
Total Liabilities	5,571

Net Assets	$ 7,489,557
Net Assets Consist of:
Capital Paid In	6,539,655
Accumulated Net Investment Income	96,091
Accumulated Realized Gain	55,536
Unrealized Appreciation in Value
of Investments Based on Cost - Net	798,275
Net Assets, for 478,277 Shares Outstanding	$ 7,489,557
(Unlimited number of shares authorized without par value)
Net Asset Value Per Share ($7,489,557/478,277 shares)	$ 15.66

Queens Road Value Fund

Statement of Operations
For the six months ending November 30, 2006 (Unaudited)

Investment Income:
Dividends	$ 86,509
Interest	19,453
Total Investment Income	105,962
Expenses:
Advisory fees	28,190
Total Expenses	28,190

Net Investment Income	77,772

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	48,067
Net Change In Unrealized Appreciation on Investments	503,826
Net Realized and Unrealized Gain on Investments	551,893

Net Increase in Net Assets from Operations	$ 629,665

The accompanying notes are an integral part of the financial statements.

Queens Road Value Fund

Statement of Changes in Net Assets	(Unaudited)
	6/1/2006	6/1/2005
	to	to
	11/30/2006	5/31/2006
From Operations:
Net Investment Income	$ 77,772	$ 30,966
Net Realized Gain on Investments	48,067	7,469
Net Unrealized Appreciation on Investments	503,826	209,311
Increase in Net Assets from Operations	629,665	247,746
From Distributions to Shareholders:
Net Investment Income	0	(12,647)
Net Realized Gain from Security Transactions	0	(17,238)
Change in Net Assets from Distributions	0	(29,885)
From Capital Share Transactions:
Proceeds From Sale of Shares	2,017,475	3,396,940
Shares Issued on Reinvestment of Dividends	0	13,656
Cost of Shares Redeemed	(103,334)	(70,390)
Net Increase from Shareholder Activity	1,914,141	3,340,206

Net Increase in Net Assets	2,543,806	3,558,067

Net Assets at Beginning of Period	4,945,751	1,387,684
Net Assets at End of Period
(including accumulated undistributed net investment income of $96,091 and $18,319 respectively)	$ 7,489,557	$ 4,945,751

Share Transactions:
Issued	136,237	246,396
Reinvested	-	995
Redeemed	(7,100)	(4,974)
Net increase (decrease) in shares	129,137	242,417
Shares outstanding beginning of period	349,140	106,723
Shares outstanding end of period	478,277	349,140

The accompanying notes are an integral part of the financial statements.

Queens Road Value Fund

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	6/1/2006		6/1/2005	6/1/2004		6/1/2003	6/13/2002*
	to		to	to		to	to
	11/30/2006		5/31/2006	5/31/2005		5/31/2004	5/31/2003
Net Asset Value -
Beginning of Period	$14.17		$13.00	$12.54		$10.74	$10.00
Net Investment Income **	0.19		0.15	0.16		0.26	0.19
Net Gains or Losses on Securities
(Realized and Unrealized)	1.31		1.16	1.20		1.76	0.64
Total from Investment Operations	1.50		1.31	1.36		2.02	0.83
Distributions
(From net investment income)	0.00		(0.05)	(0.26)		(0.22)	(0.09)
(From capital gains)	0.00		(0.08)	(0.64)		0.00	0.00
Total from Distributions	0.00		(0.13)	(0.90)		(0.22)	(0.09)
Net Asset Value -
End of Period	$15.66		$14.17	$13.00		$12.54	$10.74

Total Return	10.52%		10.03%	10.79%	(a)	18.77%	8.43%	(b)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$7,490		$6,580	$1,388		$534	$355

Net Assets Before Reimbursement
Ratio of Expenses to Average Net Assets	0.95%	(c)	0.95%	0.95%		0.95%	0.95%	(c)
Ratio of Net Investment Income to Average Net Assets	2.61%	(c)	1.05%	0.89%		1.22%	1.10%	(c)
Net Assets After Reimbursement
Ratio of Expenses to Average Net Assets	0.95%	(c)	0.95%	0.57%		0.00%	0.00%	(c)
Ratio of Net Investment Income to Average Net Assets	2.61%	(c)	1.05%	1.27%		2.17%	2.04%	(c)
Portfolio Turnover Rate	9.78%	(c)	6.54%	54.53%		36.79%	1.73%	(c)

(a) Total return before the waiver of related party broker commissions of $332 is 10.79% (see note 3).
(b) For a period of less than one year, total return is not annualized
(c) Annualized
* Commencement of Operations
** Net investment income/loss per share amounts were calculated using the average share method.

The accompanying notes are an integral part of the financial statements.

BRAGG CAPITAL TRUST

QUEENS ROAD VALUE FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2006 (UNAUDITED)

Note 1. Organization

 The Queens Road Value Fund (the “Fund”), a managed portfolio of the Bragg Capital Trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management company.  The Fund is one of a series of Funds of the Bragg Capital Trust, which also includes the Queens Road Small Cap Value Fund.  The Fund’s investment objective is to seek growth of capital.  It invests primarily in common stocks which are believed by the Advisor to be undervalued and have good prospects for capital appreciation.  The Funds’ registration statement was declared effective on June 13, 2002 and operations began on that date.

Note 2.  Significant Accounting Policies

The following is a summary of accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, which are traded on a national securities exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sales price.  If there are no sales reported the Fund’s portfolio securities will be valued using the last reported bid price. Short-term obligations having remaining maturities of 60 days or less, are valued at amortized cost. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Fund’s Board of Trustees.

Federal Income Taxes: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore no provision for income taxes is required.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other: The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund.  Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the Fund. Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Distributions to shareholders:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Note 3. Investment Advisory Fee and Other Transactions with Affiliates

The Fund retains Bragg Financial Advisors, Inc. (the “Advisor”) as its Investment Advisor.  Under the terms of the management agreement, the Advisor provides investment management and administrative services for the Fund. For its services as Advisor, the Fund pays a fee, computed daily and payable monthly at the annual rate of .95% of the Fund’s average daily net asset value. For the six months ended November 30, 2006, the Advisor earned $28,190.  From these fees and its own resources the Advisor agreed to pay other operating expenses of the Fund including transfer agent fees, fund accountant fees, registration fees, custodial fees, and other ordinary expenses of the Fund.  However the agreement does not require the Advisor to pay interest, taxes, brokerage commissions and extraordinary expenses of the Fund.  The amount due to the Advisor at November 30, 2006 is $5,571.

Certain Trustees and officers of the Advisor are “interested persons” (as defined in the Investment Company Act of 1940) of the Trust. Each “non-interested” Trustee is entitled to receive an annual fee of $1,000 plus expenses for services relating to the Trust which is paid by the Advisor.

Queens Road Securities (“QRS”) acts as the principal underwriter in the continuous public offering of the Fund’s shares.  Certain officers of the Trust are also officers of QRS. QRS did not receive or waive any brokerage fees on executions of purchases and sales of the Fund’s portfolio investments during the period ended November 30, 2006.

Note 4. Capital Stock

At November 30, 2006, there were an unlimited number of shares authorized and 478,277 shares outstanding, each with no par value, and capital paid-in amounted to $6,539,655 for the Fund.

Note 5. Investment Transactions

For the six months ended November 30, 2006, the cost of purchases and the proceeds from sales, other than short-term securities, aggregated $1,262,959 and $254,484, respectively. As of November 30, 2006, the gross unrealized appreciation for all securities totaled $896,919 and the gross unrealized depreciation for all securities totaled $98,644, for an unrealized appreciation of $798,275.  The aggregate cost of securities for federal income tax purposes at November 30, 2006 was $6,676,100.

Note 6. Distributions to Shareholders

The tax character of distributions paid during the six months ended November 30, 2006 and fiscal year ended May 31, 2006 were as follows:

Distributions paid from:	November 30, 2006	May 31, 2006
Ordinary Income	$0	$12,647
Short-Term Capital Gain	0	0
Long-Term Capital Gain	0	17,238
	$0	$29,885

As of November 30, 2006 the components of distributable earnings/ (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary income/ (accumulated losses)	$96,091
Undistributed long-term capital gain	55,536
Unrealized appreciation/ (depreciation)	798,275
$949,902

Note 7. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the Investment Company Act of 1940.  As of November 30, 2006, the Pershing for the benefit of its customers owned 98.13% of the Fund.

Expense Example (Unaudited)

As a shareholder of the Queens Road Value Fund, you incur one type of cost: management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2006 through November 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Queens Road Value Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2006	November 30, 2006	June 1, 2006 to November 30, 2006

Actual	$1,000.00	$1,105.15	$5.03
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.31	$4.81

* Expenses are equal to the Fund's annualized expense ratio of .95%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Queens Road Small Cap Value Fund

Management Discussion

Below is the month-by-month performance of the Queens Road Small Cap Value Fund, as well as the performance for the Russell 2000 Value Index and the Russell 2000 Index. The Small Cap Value Fund was up 4.92% for the sixth month period ending November 30, 2006. This was less than the 12.21% return for the Russell 2000 Value Index and the 9.71% posted by the Russell 2000 Index.

During this time period the fund underperformed its benchmarks. We only had one real blow up, Doral Financial. This proved to be a classic value trap. Even accounting for the plethora of problems surrounding the company, it looked undervalued, unfortunately, it got about 50% cheaper over the six month period. This position (subsequently sold ) accounted for about 1% of the fund's underperformance. The source of the remaining underperformance is less clear. We've seen research that claims that lower quality stocks have been outperforming higher quality stocks (quality as defined by the S&P Quality Rankings). As we believe we own higher quality stocks this probably contributed to our underperformance.

	QRSVX	Russell 2000 Value	Russell 2000
June 2006	-0.46	1.23	0.64
July 2006	-2.15	-1.39	-3.25
August 2006	3.27	2.99	2.96
September 2006	0.92	0.98	0.83
October 2006	2.17	5.09	5.76
November 2006	1.17	2.85	2.63

6 Months	4.92%	12.21%	9.72%

Past performance should not be considered as representative of  future gains or losses from an investment in the fund.  Returns for the fund, the Russell 2000 Value Index and the Russell 2000 Index assume reinvestment of all dividends and do not include any impact taxes may or would have on returns.  The source for index returns is Morningstar Principia Pro 12/31/2006 release.

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Queens Road Small Cap Value Fund

			Schedule of Investments
			November 30, 2006 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Apparel Retail
6,950	Stage Stores, Inc.	$ 229,628	2.64%

Auto Parts & Equipment
9,500	Aftermarket Technology Corp. *	184,490	2.12%

Calculating & Accounting Machines (No Electronic Computers)
15,600	Par Technology Corp.	132,288	1.52%

Chemical & Allied Products
1,710	FMC Corp.	121,205	1.39%

Computer Peripheral Equipment
21,708	Secure Computing Corp.	139,800	1.61%

Construction & Farm Machinery
3,426	Oshkosh Truck Corp.	164,482	1.89%

Crude Petroleum & Natural Gas
6,000	Encore Acquisition Co.	162,960	1.87%

Diversified Commercial Services
6,912	VSE Corp.	239,225	2.75%

Electric Services
6,000	Cleco Corp.	153,780	1.77%

Electric Utilities
4,250	MGE Energy, Inc.	146,030	1.68%

Electronic Equipment & Instruments
1,585	MTS Systems Corp.	60,769	0.70%

Fire, Marine & Casualty Insurance
3,700	Proassurance Corp.	189,551	2.18%

Food Retail
1,775	Arden Group, Inc.	230,732	2.65%

Footwear
7,000	K-Swiss, Inc. Class A	232,470	2.67%

Gas Utilities
7,300	Piedmont Natural Gas Co., Inc.	203,451
6,300	UGI Corp.	177,534
		380,985	4.38%

Health Care Distributors & Services
5,220	Owens & Minor, Inc.	161,977	1.86%

Home Furnishings
4,800	Dorel Industries, Inc. *	138,624
5,073	Rent A Center, Inc. *	138,797
		277,421	3.19%

Printed Circuit Boards
5,000	TTM Technologies, Inc.	62,700	0.72%

Industrial Machinery
5,257	Lancaster Colony Corp.	224,684
2,000	Lufkin Industries, Inc.	116,980
		341,664	3.92%

Industrial Instruments For Measurement, Display and Control
4,942	Hurco Companies, Inc.	127,257	1.46%

Life & Health Insurance
12,500	Phoenix Companies, Inc.	201,875	2.32%

Multi-line Insurance
10,700	Horace Mann Investors, Inc.	216,354	2.48%

Natural Gas Distribution
4,480	New Jersey Resources, Corp.	231,840	2.66%

Networking Equipment
3,899	Bel Fuse, Inc. Class B	143,093
19,137	Packeteer, Inc. *	227,348
		370,441	4.25%

Oil & Gas Exploration & Production
5,000	Saint Mary Land & Exploration Co.	200,400	2.30%

Packaged Foods
6,474	Sanderson Farms, Inc.	179,200
7,626	Smithfield Foods, Inc. *	201,174
		380,374	4.37%

Personal Products
7,000	Inter Parfums, Inc.	141,120	1.62%

Property & Casualty Insurance
7,350	CNA Surety Corp. *	146,706	1.69%

Regional Banks
5,500	Colonial Bancgroup, Inc.	134,200
6,241	First Midwest Bancorp, Inc.	232,165
		366,365	4.21%

Real Estate Investment Trusts
938	Macerich Company	80,171	0.92%

Reinsurance
6,000	Endurance Specialty Holdings, Ltd.	225,180
5,500	Platinum Underwriters Holdings, Ltd.	167,365
		392,545	4.51%

Retail-Grocery Stores
2,337	Village Super Market, Inc.	164,759	1.89%

Services-Miscellaneous Amusement & Recreation
3,000	Six Flags, Inc.	16,230	0.19%

Services - Management Services
8,000	Gevity HR, Inc.	174,400	2.00%

State Commerical Banks
4,150	Central Pacific Financial Corp.	155,501
2,776	Penns Wood Bancorp, Inc.	103,267
		258,768	2.97%

Surgical & Medical Instruments & Apparatus
1,002	Atrion Corp.	78,096	0.90%

Thrifts & Mortgage Finance
2,901	Anchor Bancorp Wisconsin, Inc.	83,143
27,700	Doral Financial Corp.	112,185
		195,328	2.24%

Tires & Rubber
2,600	Bandag, Inc.	114,868	1.32%

Trucking
4,590	Heartland Express, Inc.	70,870
8,019	Vitran Corp., Inc. *	134,960
		205,830	2.36%

Wholesale-Apparel, Piece Goods & Notions
10,935	Delta Apparel, Inc.	195,299
5,100	Weyco Group, Inc.	125,766
		321,065	3.69%

Wholesale-Paper & Paper Products
1,500	United Stationers	69,570	0.80%

Total for Common Stock (Cost - $7,515,432)		8,066,519	92.65%

WARRANTS
Tires and Rubber
2,600	Bandag, Inc.	$ 3	0.00%

Total for Warrants (Cost - $3)		3	0.00%

CASH AND EQUIVALENTS
640,589	First American Prime Obligation Fund CL A 4.60% **	640,589	7.36%

	Total Investments (Cost $8,156,024)	8,707,108	100.01%

	Liabilities in excess of other assets	(656)	(0.01)%

	Net Assets	$ 8,706,452	100.00%

* Non Income producing security
** Variable Rate Security; the coupon rate shown represents the rate at November 30, 2006

The accompanying notes are an integral part of the financial statements.

Queens Road Small Cap Value Fund

Statement of Assets and Liabilities
November 30, 2006 (Unaudited)

Assets
Investment Securities at Market Value	$ 8,707,108
(Cost $8,156,024)
Receivables:
Dividends and Interest	8,984
Total Assets	8,716,092
Liabilities
Due to Advisor	9,640
Total Liabilities	9,640
Net Assets	$ 8,706,452
Net Assets Consist of:
Capital Paid In	7,629,923
Accumulated Undistributed Net Investment Income	47,066
Accumulated Realized Gain	478,379
Unrealized Appreciation in Value
of Investments Based on Cost - Net	551,084
Net Assets, for 480,584 Shares Outstanding	$ 8,706,452
(Unlimited number of shares authorized without par value)
Net Asset Value Per Share ($8,706,452/480,584 shares)	$ 18.12

Queens Road Small Cap Value Fund

Statement of Operations
For the six months ending November 30, 2006 (Unaudited)

Investment Income:
Dividends	$ 68,015
Interest	21,122
Total Investment Income	89,137
Expenses:
Advisory fees	56,609
Total Expenses	56,609

Net Investment Income	32,528

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	165,012
Net Change In Unrealized Appreciation on Investments	221,672
Net Realized and Unrealized Gain on Investments	386,684

Net Increase in Net Assets from Operations	$ 419,212

The accompanying notes are an integral part of the financial statements.

Queens Road Small Cap Value Fund

Statement of Changes in Net Assets	(Unaudited)
	6/1/2006	6/1/2005
	to	to
	11/30/2006	5/31/2006
From Operations:
Net Investment Income	$ 32,528	$ 27,466
Net Realized Gain (Loss) on Investments	165,012	355,448
Net Unrealized Appreciation on Investments	221,672	35,636
Increase in Net Assets from Operations	419,212	418,550
From Distributions to Shareholders:
Net Investment Income	0	(12,927)
Net Realized Gain from Security Transactions	0	(3,167)
Return of Capital	0	0
Change in Net Assets from Distributions	0	(16,094)
From Capital Share Transactions:
Proceeds From Sale of Shares	1,143,015	5,330,028
Shares Issued on Reinvestment of Dividends	0	7,905
Cost of Shares Redeemed	(894,169)	(1,275,691)
Net Increase from Shareholder Activity	248,846	4,062,242

Net Increase in Net Assets	668,058	4,464,698

Net Assets at Beginning of Period	8,038,394	3,573,696
Net Assets at End of Period
(including accumulated undistributed net investment income of $47,066 and $14,539 respectively)	$ 8,706,452	$ 8,038,394

Share Transactions:
Issued	66,503	317,019
Reinvested	-	477
Redeemed	(51,314)	(75,677)
Net increase (decrease) in shares	15,189	241,819
Shares outstanding beginning of period	465,395	223,576
Shares outstanding end of period	480,584	465,395

The accompanying notes are an integral part of the financial statements.

Queens Road Small Cap Value Fund

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	6/1/2006		6/1/2005	6/1/2004		6/1/2003	6/13/2002*
	to		to	to		to	to
	11/30/2006		5/31/2006	5/31/2005		5/31/2004	5/31/2003
Net Asset Value -
Beginning of Period	$17.27		$15.98	$14.67		$10.80	$10.00
Net Investment Income **	0.07		0.07	0.10		0.19	0.16
Net Gains or Losses on Securities
(Realized and Unrealized)	0.78		1.26	2.04		3.85	0.73
Total from Investment Operations	0.85		1.33	2.14		4.04	0.89
Distributions
(From net investment income)	0.00		(0.03)	(0.09)		(0.17)	(0.09)
(From capital gains)	0.00		(0.01)	(0.68)		0.00	0.00
(From return of capital)	0.00		0.00	(0.05)		0.00	0.00
Total from Distributions	0.00		(0.04)	(0.82)		(0.17)	(0.09)
Net Asset Value -
End of Period	$18.12		$17.27	$15.98		$14.67	$10.80

Total Return	4.92%		14.96%	14.38%	(a)	37.52%	9.02%	(b)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$8,706		$8,533	$3,574		$969	$382

Net Assets Before Reimbursement
Ratio of Expenses to Average Net Assets	1.35%	(c)	1.35%	1.35%		1.35%	1.35%	(c)
Ratio of Net Investment Income to Average Net Assets	0.78%	(c)	0.42%	0.14%		0.10%	0.42%	(c)
Net Assets After Reimbursement
Ratio of Expenses to Average Net Assets	1.35%	(c)	1.35%	0.87%		0.00%	0.00%	(c)
Ratio of Net Investment Income to Average Net Assets	0.78%	(c)	0.42%	0.62%		1.45%	1.76%	(c)
Portfolio Turnover Rate	76.64%	(c)	74.23%	39.74%		82.56%	13.26%	(c)

(a) Total return before the waiver of related party brokerage commissions is 14.38% or $392.
(b) For a period of less than one year, total return is not annualized
(c) Annualized
* Commencement of Operations
** Net Investment Income/Loss per share amounts were calculated using the average share method.

The accompanying notes are an integral part of the financial statements.

BRAGG CAPITAL TRUST

QUEENS ROAD SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2006 (UNAUDITED)

Note 1. Organization

 The Queens Road Small Cap Value Fund (the “Fund”), a managed portfolio of the Bragg Capital Trust, (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management company. The Fund is one of a series of Funds of the Bragg Capital Trust, which also includes the Queens Road Value Fund.  The Fund’s investment objective is to seek growth of capital.  It invests primarily (under normal market conditions), at least 80% of its total assets in small capitalization (less than $2 billion market cap at the time of purchase) common stocks which are believed by the Advisor to be undervalued and have good prospects for capital appreciation.  The Funds’ registration statement was declared effective on June 13, 2002 and operations began on that date.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, which are traded on a national securities exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sales price.  Investments for which no sale was reported are valued at the last bid price. Short-term obligations having remaining maturities of 60 days or less, are valued at amortized cost. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Fund’s Board of Trustees.

Federal Income Taxes: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore no provision for income taxes is required.  The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other: The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund.  Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the Fund. Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Distributions to shareholders:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Note 3. Investment Advisory Fee and Other Transactions with Affiliates

The Fund retains Bragg Financial Advisors, Inc. (the “Advisor”) as its Investment Advisor.  Under the terms of the management agreement, the Advisor provides investment management and administrative services for the Fund. For its services as Advisor, the Fund pays a fee, computed daily and payable monthly at the annual rate of 1.35% of the Fund’s average daily net asset value. For the six months ended November 30, 2006, the Advisor earned $56,609.  From these fees and its own resources the Advisor agreed to pay other operating expenses of the Fund including transfer agent fees, fund accountant fees, registration fees, custodial fees, and other ordinary expenses of the Fund.  However the agreement does not require the Advisor to pay interest, taxes, brokerage commissions and extraordinary expenses of the Fund.  The amount owed to the advisor at November 30, 2006 is $9,640.

Certain Trustees and officers of the Trust are “interested persons” (as defined in the Investment Company Act of 1940) of the Trust. Each “non-interested” Trustee is entitled to receive an annual fee of $1,000 plus expenses for services relating to the Trust which is paid by the advisor.

Queens Road Securities (“QRS”) acts as the principal underwriter in the continuous public offering of the fund’s shares. Certain officers of the trust are also officers of (“QRS”). QRS did not receive or waive any brokerage fees on execution of purchases and sales of the fund’s investments during the six months ended November 30, 2006.

Note 4. Capital Stock

At November 30, 2006, there were an unlimited number of shares authorized and 480,584 shares outstanding, each with no par value, and capital paid-in amounted to $7,629,923 for the Fund.

Note 5. Investment Transactions

For the six months ended November 30, 2006, the cost of purchases and the proceeds from sales, other than short-term securities aggregated $3,288,535 and $2,913,525, respectively.  The aggregate cost of securities for federal income tax purposes at November 30, 2006 was $8,156,024.

Note 6. Distributions to Shareholders

The tax character of distributions paid during the six months ended November 30, 2006 and  fiscal year ended May 31, 2006 were as follows:

Distributions paid from:	November 30, 2006	May 31, 2006
Ordinary Income	$0	$12,927
Short-Term Capital Gain	0	0
Long-Term Capital Gain	0	3,167
Return of Capital	0	0
	$0	$16,094

As of November 30, 2006 the components of distributable earnings/ (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary income/ (accumulated losses)	$ 47,066
Undistributed long-term capital gain/ (accumulated losses)	478,379
Unrealized appreciation/ (depreciation)	551,084
$1,076,529

At November 30, 2006, the composition of unrealized appreciation (excess of value over tax cost) and depreciation (the excess of tax cost over value) on a tax basis was as follows:

Appreciation	Depreciation	Net Appreciation (Depreciation)
831,891	(280,807)	551,084

There were no differences between book-basis and tax-basis unrealized appreciation (depreciation).

Note 7. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the Investment Company Act of 1940.  As of November 30, 2006, Pershing, LLC. for the benefit of its customers owned 84.52% of the Fund.

Expense Example (Unaudited)

As a shareholder of the Queens Road Small Cap Value Fund, you incur one type of cost: management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2006 through November 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Queens Road Small Cap Value Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2006	November 30, 2006	June 1, 2006 to November 30, 2006

Actual	$1,000.00	$1,049.22	$6.94
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.30	$6.83

* Expenses are equal to the Fund's annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

BRAGG CAPITAL TRUST

QUEENS ROAD SMALL CAP VALUE FUND

ADDITIONAL INFORMATION

NOVEMBER 30, 2006 (UNAUDITED)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period, are available without charge upon request by (1) calling the Fund at (800) 595-3088 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on August 31 and February 28. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on October 8, 2004. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-595-3088.

Interested Trustees Name (Age)	Position with Fund	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee
Steve Scruggs, 36	Trustee, President Secretary	Unlimited; 3 years	Bragg Financial Advisors, Portfolio Manager/CCO (2000- present) Reliance Insurance, Product Manager(1999-2000)	Two	None
Benton Bragg, 37	Trustee, Chairman Treasurer	Unlimited; 3 years	Bragg Financial Advisors, President, CEO (1996-present)	Two	None
Independent Trustees
Philip Blount, 52 [2]	Trustee	Unlimited; 3 years	Icons, Inc., President (2001- present) Marketing Merchandise Halo, Inc., Vice President (1996-2001) Marketing Merchandise	Two	None
Christopher Brady, 35[1,2]	Trustee	Unlimited; 3 years	Brady Distributing, Vice President (1995-present) Machinery Distribution	Two	None

Harold Smith, 40[2]	Trustee	Unlimited; 3 years	Raftelis Financial, Vice President (1996 – present) Public Finance Consulting	Two	None
Timothy Ignasher, 44[1]	Trustee	Unlimited; 3 years	Scottish Bank, Vice President (1998 – present) Commercial Loan Officer	Two	None
Robert Carter, 36	Trustee	Unlimited; 0 years	Laureate Capital, Strategic Planning Analyst (2004 – Present) BB&T, Strategic Planning Analyst Winston Salem NC (2000 - 2004)	Two	None

Steve Scruggs and Benton Bragg are Interested Trustees of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) by reason of their affiliation with the Funds’ adviser, Bragg Financial Advisers, Inc. and their affiliation as registered principals with the Funds’ underwriter, Queens Road Securities, LLC.  Benton Bragg and Steve Scruggs are brothers-in-law.

(1)Member of the Audit Committee of the Board of Trustees, which makes  recommendations regarding the selection of the Funds’ independent public accountants and meets with representatives of the accountants to determine the scope of and review the results of each audit.

(2)Member of the Nominating Committee of the Board of Trustees, which identifies qualified candidates and recommends nominees for election as Trustees.

www.queensroadfunds.com

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of December 29, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bragg Capital Trust

By /s/Steven H. Scruggs, President

*  Steven H Scruggs, President

Date February 2, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Benton S. Bragg, Treasurer

*  Benton S Bragg,  Treasurer

Date February 2, 2007

By /s/Steven H Scruggs, President

*  Steven H Scruggs, President

Date February 2, 2007

* Print the name and title of each signing officer under his or her signature.